Annual Total Returns (Vanguard High-Yield Corporate Fund - Admiral Shares Participant:) (Vanguard High-Yield Corporate Fund, Vanguard High-Yield Corporate Fund - Admiral Shares)	12 Months Ended
Jan. 31, 2014
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Annual Total Return
2013	4.64%
2012	14.47%
2011	7.24%
2010	12.53%
2009	39.27%
2008	(21.19%)
2007	2.17%
2006	8.38%
2005	2.91%
2004	8.62%